Annual Total Returns - FIMMFunds-Class3ComboPRO - FIMMFunds-Class3ComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Class III
May 30, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.23%
Annual Return 2017	0.88%
Annual Return 2018	1.75%
Annual Return 2019	2.00%
Annual Return 2020	0.38%
Annual Return 2021	0.01%
Annual Return 2022	1.48%
Annual Return 2023	4.86%